INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision of doubtful accounts	$ 140,930	$ 130,346	$ 147,899
Reserve for inventories	18,206	19,165	18,052
Deferred tax assets	159,136	149,511	165,951
Valuation allowance	0	0	0
Net deferred tax assets	$ 159,136	$ 149,511	$ 165,951